                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09421

                           SAL Trust Preferred Fund I
                           --------------------------
               (Exact name of registrant as specified in charter)

         800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209
         --------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)

                             Corporate Trust Company
                             -----------------------
                               1209 Orange Street
                               ------------------
                 Wilmington, Delaware 19891, County of Newcastle
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-978-3763

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

                           SAL TRUST PREFERRED FUND I

                               Semi-Annual Report

                                  June 30, 2004

                                   (Unaudited)

                           SAL TRUST PREFERRED FUND I

                                  June 30, 2004

                                TABLE OF CONTENTS

                                                                      PAGE
Letter from the Chairman                                                1
Portfolio Summary                                                       2
Performance of the Fund                                                 2
Portfolio Holdings                                                      3
Financial Statements                                                    4
Notes to Financial Statements                                           7
Financial Highlights                                                   11
Trustees, Officers, and Service Providers                              12

                      LETTER FROM THE CHAIRMAN

Dear Shareholder,

I am pleased to enclose this semi-annual report of SAL Trust Preferred Fund I (the Fund) for the six months ending June 30, 2004.

The Fund owns three trust preferred issues, as more fully described in the footnotes to the financial statements, which pay dividends equal to 9 3/4%. In addition, the issuers of these securities are required to reimburse the reasonable and customary expenses of the Fund. During the six months ended June 30, 2004, the Fund earned $967,354 in dividends and interest, incurred $120,549 in expenses and distributed $967,307 to our shareholders. The net asset value of the Fund as of June 30, 2004 was $28.71 per share.

We thank you for your interest in SAL Trust Preferred Fund I. If you have any questions regarding your ownership in this Fund feel free to call me at 205-414-3346 or write to me at SAL Trust Preferred Fund I, 800 Shades Creek Parkway, Suite 125, Birmingham, Alabama 35209.

Sincerely,

/s/ A. Fox deFuniak III

A. Fox deFuniak III
Chairman

                           SAL TRUST PREFERRED FUND I

                                  June 30, 2004

PORTFOLIO SUMMARY

Net Asset Value (NAV) per Share                             $       28.71
Market Price per Share                                      $       25.00
Distributions per Share 1-1-2004 through 6-30-2004          $    1.218750

PERFORMANCE OF THE FUND

The Fund generated a total return of 8.48% (annualized) on NAV and 9.70% (annualized) at market price for the period January 1, 2004 through June 30, 2004.

The Fund paid two quarterly dividends of $0.609375 per share providing a dividend yield of 9.75% (annualized) based on market price, and 8.49% (annualized) based on NAV at June 30, 2004.

                               PORTFOLIO HOLDINGS

                                  June 30, 2004

 Shares                                    Description                                         Cost
-------      -------------------------------------------------------------------------      -----------
264,568      Central Community Capital Statutory Trust 9.75% Preferred Securities           $ 6,614,200

264,568      Orion Bancorp Capital Statutory Trust 9.75% Preferred Securities                 6,614,200

264,568      First Southern Bancorp Capital Statutory Trust 9.75% Preferred Securities        6,614,200

                                                                                            -----------

                                                                       TOTAL PORTFOLIO      $19,842,600
                                                                                            ===========

                           SAL TRUST PREFERRED FUND I

                             STATEMENT OF NET ASSETS

                                  June 30, 2004
                                   (Unaudited)

                                                                                                                      FAIR
                                                                                       SHARES                        VALUE
                                                                                      -------                     -----------
INVESTMENT SECURITIES:
 Central Community Capital Statutory Trust 9.75% Preferred Securities                 264,568                     $ 7,595,747
 Orion Bancorp Capital Statutory Trust 9.75% Preferred Securities                     264,568                       7,595,747
 First Southern Bancorp Capital Statutory Trust 9.75% Preferred Securities            264,568                       7,595,747
                                                                                      -------                     -----------
   Total investments in securities (cost $19,842,600)                                 793,704                      22,787,241
                                                                                      =======
CASH                                                                                                                    4,141

DUE FROM BANK HOLDING COMPANIES                                                                                       196,259

OTHER RECEIVABLES                                                                                                         130

ACCRUED INTEREST                                                                                                            2

PREPAID INSURANCE                                                                                                      27,363

                                                                                                                  -----------

   Total assets                                                                                                    23,015,136

ACCOUNTS PAYABLE                                                                                                      226,518

                                                                                                                  -----------
NET ASSETS                                                                                                        $22,788,618
                                                                                                                  ===========

NET ASSET VALUE PER SHARE                                                                                         $     28.71
                                                                                                                  ===========

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2004
                                  (Unaudited)

INVESTMENT INCOME:
 Dividends                                                                            $   967,327
 Interest                                                                                      27

                                                                                      -----------
   Total investment income                                                                967,354

EXPENSES:

 Professional services                                                                    (43,628)

 Insurance expense                                                                        (29,795)

 Board of Trustee fees                                                                    (12,000)

 Investment advisor fees                                                                  (11,419)

 Custodian Fees                                                                            (9,136)

 Exchange membership fees                                                                  (7,500)

 Transfer agent fees                                                                       (1,700)

 Other                                                                                     (5,371)
                                                                                      -----------

   Total expenses                                                                        (120,549)

 Less:
  Reimbursable expenses from Bank Holding Companies                                       120,549
                                                                                      -----------
   Net expenses                                                                                 -

INVESTMENT INCOME--NET                                                                    967,354

UNREALIZED GAIN ON INVESTMENTS                                                                  -
                                                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $   967,354
                                                                                      ===========

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I

                       STATEMENT OF CHANGES IN NET ASSETS

                     For the Six Months Ended June 30, 2004
                                  (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Investment income, net                                                               $   967,354
 Change in Other Assets and Other Liabilities, net                                              -
 Change in unrealized gain on investments                                                       -
                                                                                      -----------
   Net increase in net assets resulting from operations                                   967,354

DISTRIBUTION TO SHAREHOLDERS FROM:
 Investment income                                                                       (967,307)

CAPITAL SHARE TRANSACTIONS                                                                      -
                                                                                      -----------
     Total increase                                                                            47

NET ASSETS AT BEGINNING OF PERIOD                                                      22,788,571
                                                                                      -----------

NET ASSETS AT END OF PERIOD                                                           $22,788,618
                                                                                      ===========

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I

                          Notes to Financial Statements

                                  June 30, 2004
                                   (Unaudited)

(1)      ORGANIZATION AND RISK FACTORS

         SAL Trust Preferred Fund I (the Fund) was formed as a Delaware business trust under an Agreement and Declaration of Trust dated July 24, 1999 and is registered as a closed-end, nondiversified management investment company. The Fund has invested substantially all of its assets in 9.75% cumulative trust preferred securities (the Preferred Securities) issued in approximately equal amounts by three statutory trusts (the Bank Trusts), controlled respectively, by three bank holding companies (Orion Bancorp, Inc., formerly, FirstBancorp, Inc.-Naples, Florida; First Southern Bancorp, Inc.-Boca Raton, Florida; and Central Community Corporation-Temple, Texas), (the Bank Holding Companies). The assets of each statutory trust consist solely of subordinated debentures and payments thereunder. The Bank Holding Companies' limited geographic market area, and the nature of the commercial banking industry itself, creates concentration risk. Certain economic developments in either the industry or the Bank Holding Companies' market areas could adversely affect the underlying securities.

         Each Bank Holding Company has made, through a preferred securities guarantee, a limited and subordinated guarantee (the Guarantee) of the Preferred Securities issued by its respective Bank Trust in which the Fund invested. Each Bank Holding Company guarantees under its respective Guarantee (i) the payment of the Preferred Securities' distributions issued by its respective Bank Trust; and (ii) the full payment of principal upon liquidation or redemption of the Preferred Securities issued by its respective Bank Trust, in each case, to the extent the Bank Trust has legally available funds on hand at such time. Each Guarantee is also subordinated and junior in right of payment to the senior debt, as defined, of each Bank Holding Company (such senior obligations constitute substantially all of the debt and other obligations of each Bank Holding Company). Accordingly, in the event of a default under its Guarantee, no Bank Holding Company will be required to make payment under its Guarantee to the Fund unless its senior obligations are paid first, and then only to the extent of the amount of funds held by the Bank Trusts for payments to the Fund, if any.

         While the Fund's investment objective is to seek a high level of current income for long-term investors, there can be no assurance that the Fund will attain its investment objective.

(2)      SUMMARY OF ACCOUNTING POLICIES

         (a)      USE OF ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.

         (b)      BASIS OF PRESENTATION

                  The Fund maintains its records and presents its financial statements on the accrual basis.

         (c)      CASH AND EQUIVALENTS

                  The Fund classifies as cash equivalents all highly liquid securities with a maturity of three months or less at the time of purchase.

                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I

                          Notes to Financial Statements

                                  June 30, 2004
                                   (Unaudited)

         (d)      SECURITY VALUATION

                  The valuation of the Preferred Securities held by the Fund is performed by Sterne Agee Asset Management (SAAM), the investment manager of the Fund, pursuant to a "fair-valuing pricing" method or technique. This method is consistent with
                  Section 2(a)(41) of the 1940 Act and Rule 2a-4 under the 1940 Act, when the investment manager of the fund determines in good faith that market quotations for the Preferred Securities held by the Fund are not readily available.

                  The fair-value pricing method used to determine the pricing of the Preferred Securities is based on what SAAM believes in good faith to be the most accurate and most relevant information available, including, but not limited to:

                  a. the existence of restrictions upon the sale of the securities;

                  b. changes in the financial condition and prospects of the issuers of the securities;

                  c. any premium or discount at which the shares of the fund are trading;

                  d. the public trading values of comparable debt securities of comparable companies and the current yield to call on comparable securities;

                  e. the extent of public trading in similar securities of comparable issuers; and

                  f.       any other relevant matters.

                  On a quarterly basis, the Trustees monitor the actions of SAAM in valuing the Preferred Securities to ensure that SAAM's actions are consistent with the Fund's written valuation guidelines. This monitoring by the Trustees includes a review of the specific investment valuations, and also requires, in part, the quarterly written representation by an officer of the Fund that as of the end of the previous quarter (a) these valuation guidelines have been adhered to by the investment manager and (b) accordingly, the Preferred Securities of the Fund have been properly, accurately, and timely valued. These quarterly representations to the board of directors are made by an officer of the Fund in a quarterly compliance report to the Trustees.

         (e)      DUE FROM BANK HOLDING COMPANIES

                  At June 30, 2004, due from Bank Holding Companies includes operating expenses incurred by the Fund but not yet reimbursed by the Bank Holding Companies.

         (f)      FEDERAL INCOME TAXES

                  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to grantor trusts and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I

                          Notes to Financial Statements

                                  June 30, 2004
                                   (Unaudited)

         (g)      OTHER

                  The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

         (h)      REIMBURSED EXPENSES

                  The Bank Holding Companies reimburse, on a pro rata basis, all of the Fund's annual operating expenses, up to an aggregate maximum of $185,000 per annum, on a cash basis, starting on the commencement date of the Fund, which amount increases annually in accordance with increases in the Consumer Price Index (CPI). Any expenses in excess of $185,000, as adjusted by the CPI, are to be paid by the Fund. Each Bank Holding Company's obligation to pay such expenses continues so long as the Preferred Securities are held by the Fund.

(3)      COMMITMENTS AND CONTINGENCIES

         The Fund can be subject to claims and disputes arising in the normal course of business. Management, through consultation with the Fund's legal counsel, is of the opinion that there are no matters that will have a material impact on the financial statements.

(4)      RESTRICTED SECURITIES

         The Preferred Securities and Guarantees are not registered with the Securities and Exchange Commission (SEC). The Preferred Securities were issued in various private transactions, which are exempt from registration under the various securities acts administered by the SEC. The Fund purchased each of the Preferred Securities and the Guarantees from the Bank Trusts and the Bank Holding Companies, respectively, in three separate private transactions pursuant to three separate Trust Preferred Purchase Agreements. No public market is expected to ever develop for shares of the Fund.

(5)      DISTRIBUTIONS TO SHAREHOLDERS

         The Fund distributed $967,307 of investment income earned during the six months ended June 30, 2004 to shareholders. The dividends were paid in equal quarterly installments of $483,653 on March 31, 2004, June 30, 2004 to shareholders of record at March 24, 2004, and June 23, 2004, respectively.

(6)      INVESTMENT TRANSACTIONS

         There were no purchases of investment securities representing investments in the Preferred Securities of the Bank Trusts for the six months ended June 30, 2004. As of June 30, 2004, there was no unrealized appreciation on investments. There was no accumulated undistributed net realized gain or loss on investment transactions at June 30, 2004.

                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I

                          Notes to Financial Statements

                                 June 30, 2004
                                  (Unaudited)

(7)      INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         The Fund's investment manager, SAAM, receives an annual fee, payable on a quarterly basis, in a maximum amount equal to 0.10% of the Fund's average quarterly net asset value. The Trust Company of Sterne, Agee & Leach, Inc. (Trust) performs the Fund's custodian and portfolio accounting services and, as well, serves as the Fund's dividend paying agent. In return for these services, the Fund pays Trust an annual fee, payable on a quarterly basis, amounting to 0.08% of the Fund's quarterly net asset value. For the six months ended June 30, 2004, estimated billed and unbilled management fees and custodian fees aggregated $11,419 and $9,136, respectively. Certain directors of the Fund are also directors of SAAM and Trust.

                           SAL TRUST PREFERRED FUND I

                        SCHEDULE OF FINANCIAL HIGHLIGHTS

                     For the Six Months Ended June 30, 2004
                                  (Unaudited)

Net asset value, beginning of period                                                   $     28.71
Increase from investment operations:
 Investment income                                                                            1.22
 Unrealized gain on investments                                                                  -
                                                                                       -----------
  Net increase from investment operations                                                     1.22
                                                                                       -----------

Other changes in net assets, net                                                                 -
Distributions to shareholders from investment
income                                                                                       (1.22)

                                                                                       -----------
Net increase in net asset value                                                                  -
                                                                                       -----------
Net asset value, end of period                                                         $     28.71
                                                                                       ===========

Market value per share, end of period                                                  $     25.00
Total return net assets (annualized)                                                          8.48%
Total return market value (annualized)                                                        9.70%
Ratio of net expenses to average net assets (annualized)                                      0.00%
Ratio of net investment income to average net assets (annualized)                             8.48%
Portfolio turnover rate (annualized)                                                          0.00%
Ratio assuming no reduction for reimbursed expenses:
  Net expenses (annualized)                                                                   1.06%
  Net investment income (annualized}                                                          7.42%

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I

                    Trustees, Officers, and Service Providers

TRUSTEES AND OFFICERS

A. Fox deFuniak III              Chairman of the Board of Trustees and President
James A. Taylor, Sr.             Trustee
Robert M. Couch                  Trustee
Thomas J. Harris                 Treasurer and Secretary

INVESTMENT ADVISOR

Sterne Agee Asset Management, Inc.

CUSTODIAN

The Trust Company of Sterne, Agee & Leach, Inc.

INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP

LEGAL COUNSEL

Haskell Slaughter Young & Rediker, L.L.C.

TRANSFER AGENT

Continental Stock Transfer & Trust Company

ITEM 2. CODE OF ETHICS.

Not applicable with semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable with semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable with semi-annual filings.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's principle executive officer and principle financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a) Code of Ethics - not applicable with semi-annual filing.

         (b) (1) Certification of Principal Executive Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

             (2) Certification of Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

         (c) Certification of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): SAL Trust Preferred I

By: /s/ A. Fox deFuniak, III
    ________________________
    A. Fox deFuniak, III
    President

Date: September 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ A. Fox deFuniak, III
    ________________________
    A. Fox deFuniak, III
    President

Date: September 9, 2004

By: /s/ Thomas J. Harris
    _____________________
    Thomas J. Harris
    Treasurer

Date: September 9, 2004